Investments Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Available for sale, cost
Less than one year	$ 3,180.1
One to five years	7,026.3
Five to ten years	3,093.0
Ten years or greater	59.0
Total	13,358.4	[1]
Available for sale, Fair value
Less than one year	3,217.4
One to five years	7,097.2
Five to ten years	3,152.9
Ten years or greater	65.9
Total	$ 13,533.4	[1]

[1]	Excludes $15.8 million related to our open interest rate swap positions.